Entity Wide Disclosures - Schedule of Revenues are Attributed to Geographic Areas by Product (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Revenue		$ 1,894	$ 2,310
CGuard [Member]
Segment Reporting Information [Line Items]
Revenue		1,147	703
MGuard [Member]
Segment Reporting Information [Line Items]
Revenue	[1]	$ 747	$ 1,607

[1]	Includes revenue from sales of both MGuard Prime and MGuard.